Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Series B Cumulative Redeemable Preferred Stock	Dec. 31, 2011 Series B Cumulative Redeemable Preferred Stock	Dec. 31, 2012 Series C Cumulative Redeemable Preferred Stock	Dec. 31, 2011 Series C Cumulative Redeemable Preferred Stock	Dec. 31, 2012 Series D Cumulative Redemable Preferred Stock	Dec. 31, 2011 Series D Cumulative Redemable Preferred Stock
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	2,463,321	2,463,321	1,347,321	1,347,321	496,000	496,000	620,000	620,000
Preferred stock, shares outstanding	2,463,321	2,463,321	1,347,321	1,347,321	496,000	496,000	620,000	620,000
Preferred stock liquidation preference, per share	$ 25.00	$ 25.00
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	172,525,645	105,181,009
Common stock, shares outstanding	172,525,645	105,181,009